Financial instruments - classification - Gains and losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit (loss)
Gains/(losses) on financial assets/liabilities designated as at fair value through profit or loss	£ 2	£ (4)	£ 34
Gains/(losses) on disposal or settlement of loans and receivables	54	5	(98)
Gains on financial assets/liabilities designated as at fair value through profit or loss - discontinued operations	0	0	43
Gains/(losses) on disposal or settlement of loans and receivables - discontinued operations	£ 0	£ 5	£ (61)